Capital Stock - Additional information (Detail) - ARS ($)	Dec. 20, 2018	Oct. 17, 2018	Aug. 08, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Capital Stock				$ 639,413,000
Maximum amount of investment			$ 5,000,000,000
Percentage of maximum number of share in capital stock	1.00%		5.00%
Treasury share value					$ 7,658,528,000
Maximum amount of investment	$ 900,000,000
Class B Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Treasury share acquired		$ 6,774,019,000	$ 21,463,005,000
Treasury share value		1,620,728,000	5,578,851,000
Nominal value of treasury shares		$ 995,786,000	$ 3,113,925,000